CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018		$ 520		$ 190,853	$ (127,464)	$ 63,909
Balance, shares at Dec. 31, 2018		18,949,968
Net income (loss) for the year					(24,609)	$ (24,609)
Vesting of restricted share units	[1]
Vesting of restricted share units, shares		15,332				0
Issuance of shares through public offering, net of issuance costs		$ 41		10,572		$ 10,613
Issuance of shares through public offering, net of issuance costs, shares		1,437,500
Share-based compensation				2,552		2,552
Balance at Dec. 31, 2019		$ 561		203,977	(152,073)	52,465
Balance, shares at Dec. 31, 2019		20,402,800
Net income (loss) for the year					(29,290)	(29,290)
Issuance of shares and warrants through public offering, net of issuance costs		$ 61		21,245		21,306
Issuance of shares and warrants through public offering, net of issuance costs, shares		2,091,907
Issuance of shares and warrants through private placement from the controlling shareholder		$ 13		4,987		5,000
Issuance of shares and warrants through private placement from the controlling shareholder, shares		454,628
Vesting of restricted share units	[1]
Vesting of restricted share units, shares		23,000
Exercise of options			[1]	151		151
Exercise of options, shares		28,447
Share-based compensation				1,217		1,217
Balance at Dec. 31, 2020		$ 635		231,577	(181,363)	$ 50,849
Balance, shares at Dec. 31, 2020		23,000,782				23,000,782
Net income (loss) for the year					3,221	$ 3,221
Issuance of shares through ATM, net of issuance costs		$ 1		504		505
Issuance of shares through ATM, net of issuance costs, shares		41,154
Vesting of restricted share units	[1]
Vesting of restricted share units, shares		19,170
Exercise of options		$ 2		330		332
Exercise of options, shares		65,698
Share-based compensation				687		687
Balance at Dec. 31, 2021		$ 638		$ 233,098	$ (178,142)	$ 55,594
Balance, shares at Dec. 31, 2021		23,126,804				23,126,804

[1]	Less than 1,000.